Note 22 (Detail) - Condensed Consolidating Financial Statements - Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Net income (loss)	$ 18,213	$ (187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(80,288)	8,498
Net cash provided by (used in) operating activities	(62,075)	(179,241)
Net cash provided by (used in) investing activities	(1,910)	(82)
Net cash provided by (used in) financing activities	47,215	94,528
Net increase (decrease) in cash	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Scenario, Actual [Member] | Parent Company [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	85,787
Net cash provided by (used in) operating activities	49,411	(101,952)
Net cash provided by (used in) financing activities	47,147	54,899
Intercompany investing and financing activities – net	(96,558)	47,043
Net increase (decrease) in cash		(10)
Cash and cash equivalents balance, beginning of period		10
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Net income (loss)	22,402	(37,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(28,260)	(15,216)
Net cash provided by (used in) operating activities	(5,858)	(52,837)
Net cash provided by (used in) investing activities	26
Net cash provided by (used in) financing activities	(94,309)	71,552
Intercompany investing and financing activities – net	112,651	(82,916)
Net increase (decrease) in cash	12,510	(64,201)
Cash and cash equivalents balance, beginning of period	112,122	212,370
Cash and cash equivalents balance, end of period	124,632	148,169
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Net income (loss)	(42,737)	(172,981)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(680)	152,122
Net cash provided by (used in) operating activities	(43,417)	(20,859)
Net cash provided by (used in) investing activities	735	577
Net cash provided by (used in) financing activities	50,954	61
Intercompany investing and financing activities – net	(2,868)	27,388
Net increase (decrease) in cash	5,404	7,167
Cash and cash equivalents balance, beginning of period	(4,989)	(12,812)
Cash and cash equivalents balance, end of period	415	(5,645)
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Net income (loss)	19,910	1,111
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(82,121)	(4,704)
Net cash provided by (used in) operating activities	(62,211)	(3,593)
Net cash provided by (used in) investing activities	(2,671)	(659)
Net cash provided by (used in) financing activities	43,423	(31,984)
Intercompany investing and financing activities – net	(13,225)	8,485
Net increase (decrease) in cash	(34,684)	(27,751)
Cash and cash equivalents balance, beginning of period	143,607	167,612
Cash and cash equivalents balance, end of period	108,923	139,861
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Net income (loss)	425	209,491
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(425)	(209,491)
Scenario, Actual [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(80,288)	8,498
Net cash provided by (used in) operating activities	(62,075)	(179,241)
Net cash provided by (used in) investing activities	(1,910)	(82)
Net cash provided by (used in) financing activities	47,215	94,528
Net increase (decrease) in cash	(16,770)	(84,795)
Cash and cash equivalents balance, beginning of period	250,740	367,180
Cash and cash equivalents balance, end of period	233,970	282,385
Parent Company [Member]
Net income (loss)	18,213	(187,739)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	85,787
Net cash provided by (used in) operating activities	49,411	(101,952)
Net cash provided by (used in) financing activities	47,147	54,899
Intercompany investing and financing activities – net	(96,558)	47,043
Net increase (decrease) in cash		(10)
Cash and cash equivalents balance, beginning of period		10
Subsidiary Issuer [Member]
Net income (loss)	22,402	(37,621)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(28,260)	(15,216)
Net cash provided by (used in) operating activities	(5,858)	(52,837)
Net cash provided by (used in) investing activities	26
Net cash provided by (used in) financing activities	(94,309)	71,552
Intercompany investing and financing activities – net	112,651	(82,916)
Net increase (decrease) in cash	12,510	(64,201)
Cash and cash equivalents balance, beginning of period	112,122	212,370
Cash and cash equivalents balance, end of period	124,632	148,169
Guarantor Subsidiaries [Member]
Net income (loss)	(41,877)	(173,150)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(4,336)	148,195
Net cash provided by (used in) operating activities	(46,213)	(24,955)
Net cash provided by (used in) investing activities	(2,178)	577
Net cash provided by (used in) financing activities	50,954	61
Intercompany investing and financing activities – net	2,841	31,484
Net increase (decrease) in cash	5,404	7,167
Cash and cash equivalents balance, beginning of period	(4,989)	(12,812)
Cash and cash equivalents balance, end of period	415	(5,645)
Non-Guarantor Subsidiaries [Member]
Net income (loss)	19,050	1,280
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	(78,465)	(777)
Net cash provided by (used in) operating activities	(59,415)	503
Net cash provided by (used in) investing activities	242	(659)
Net cash provided by (used in) financing activities	43,423	(31,984)
Intercompany investing and financing activities – net	(18,934)	4,389
Net increase (decrease) in cash	(34,684)	(27,751)
Cash and cash equivalents balance, beginning of period	143,607	167,612
Cash and cash equivalents balance, end of period	108,923	139,861
Consolidation, Eliminations [Member]
Net income (loss)	425	209,491
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	$ (425)	$ (209,491)